Other costs and other income - Other income (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure of attribution of expenses by nature to their function [line items]
Income on settlement of legal dispute	R 0		R 0	R 580
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	71		167	464
Service entity income	464		398	383
Sundry income	429		183	231
Profit on sale of subsidiary	145		16	0
Gain on deregistration of a subsidiary	1		0	0
Other income	1,110		R 764	R 1,658
Lonmin Canada
Disclosure of attribution of expenses by nature to their function [line items]
Profit on sale of subsidiary	R 145
Consideration received | $		$ 10
Deferred consideration receivable | $		$ 2